Average Annual Total Returns - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - Fidelity Emerging Markets Discovery Fund	Dec. 30, 2024
Fidelity Advisor Emerging Markets Discovery Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	13.46%
Past 5 years	8.10%
Past 10 years	4.55%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.05%
Past 5 years	7.50%
Past 10 years	4.19%
Fidelity Advisor Emerging Markets Discovery Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.40%
Past 5 years	6.50%
Past 10 years	3.70%
Fidelity Advisor Emerging Markets Discovery Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	18.45%
Past 5 years	8.53%
Past 10 years	4.52%
Fidelity Advisor Emerging Markets Discovery Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	15.92%
Past 5 years	8.31%
Past 10 years	4.51%
Fidelity Advisor Emerging Markets Discovery Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	20.78%
Past 5 years	9.71%
Past 10 years	5.48%
Fidelity Advisor Emerging Markets Discovery Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	20.94%
Past 5 years	9.87%
Since Inception	8.25%	[1]
MC041
Average Annual Return:
Past 1 year	9.86%
Past 5 years	3.71%
Past 10 years	2.70%
IXY2E
Average Annual Return:
Past 1 year	18.61%
Past 5 years	7.25%
Past 10 years	4.01%

[1]	A From October 2, 2018 .